Related Party Convertible Notes Payable and Derivative Liability	12 Months Ended
Dec. 31, 2018
Related Party Convertible Notes Payable and Derivative Liability [Abstract]
RELATED PARTY CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY

6.	RELATED PARTY CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY

On September 29, 2016, the Company issued Convertible Promissory Notes Series 2016 due October 1, 2017 in the aggregate principal amount of $3,000,000 in a private placement to the Chairman of the Board and the Chairman of the Strategic Advisory Board of the Company, both of whom are greater than 10% shareholders of the Company. The notes bear interest at a rate of six percent (6%) per annum. The Company may prepay the notes at any time without penalty. If the Company does not prepay a note in full or the holder does not convert the note before the maturity date, the Company may pay the outstanding principal amount and any accrued and unpaid interest on the maturity date with cash or with common stock or through a combination of cash and stock at the Company’s discretion. The conversion price of the notes is the lesser of $3.00 per share or eight-five percent (85%) of the lowest per share purchase price of common stock in the next sale of common stock in which the Company receives gross proceeds of an amount greater than or equal to $3,000,000.

On August 3, 2017 (the “Effective Date”), the Company entered into amendments (the “Convertible Note Amendments”) with the owners and holders of the following convertible promissory notes issued by the Company (the “Series 2016 Convertible Notes”):

●	Convertible Promissory Note in the original principal amount of $1,500,000 issued by the Company on September 29, 2016 to Frost Gamma Investments Trust (“Frost Gamma”). Frost Gamma is a trust that is controlled by Dr. Phillip Frost, a substantial shareholder of the Company; and

●	Convertible Promissory Note in the original principal amount of $1,500,000 issued by the Company on September 29, 2016 to Jay H. Nussbaum, the Company’s Chief Executive Officer and Chairman of the Board of Directors.

The Convertible Note Amendments extend the maturity date for each of the Series 2016 Convertible Notes to April 1, 2019 (the “Maturity Date”) and revise the conversion price to mean $1.00 per share subject to proportional adjustment in the event of stock splits, stock dividends and similar corporate events. Accordingly, the notes have been reclassified as long-term debt. Consistent with the original terms of the Series 2016 Convertible Notes, interest accrues at the rate of 6% interest per annum and is payable on the Maturity Date. The accrued interest is payable at the holders’ option in cash or shares of our common stock valued at the $1.00 per share conversion price. The Convertible Note Amendments provide that an event of default in the City National Bank Loan will be treated as an event of default under the Series 2016 Convertible Notes.

On November 9, 2017, the Company entered into amendments (the “November 2017 Convertible Note Amendments”) with the owners and holders of the Series 2016 Convertible Notes to permit the payment of, at the holders’ election, accrued and unpaid interest either in monthly or quarterly payments at any time after the Effective Date. Both the principal amount and accrued interest may be paid with: (i) cash; (ii) the issuance and delivery to the holder of shares of common stock of the Company at the conversion price provided for in the Series 2016 Convertible Note; or (iii) any combination of cash and shares of common stock, as determined by the holder in its sole discretion.

The Company evaluated the modification under ASC 470-50 and determined that it qualified as an extinguishment of debt. The aggregate loss on extinguishment of debt in 2017 is $681,988, including ($378) on derivative liabilities, and $682,366 on unamortized debt discount. The embedded conversion feature of the note’s pre-modification required liability classification.

On December 21, 2018, the Company entered into amendments (the “December 2018 Convertible Note Amendments”) with the owners and holders of the Series 2016 Convertible Notes to reduce the conversion price under such notes to $0.50 per share in exchange for the holders of such convertible notes agreement to convert the principal amount and accrued interest under such notes concurrently with the execution of the amendment. The Company evaluated the modification of the conversion price under ASC 470-50 and determined that it qualified as an extinguishment of debt. The gain or loss on extinguishment is calculated using the fair value of stock issued, minus the principal and accrued interest of the convertible notes. Since the result was a gain and the debt was associated with related parties, the gain was recorded as Paid in Capital. The Company issued 3,177,411 shares of common stock to Frost Gamma in full settlement of the $1,500,000 principal balance and $88,705 accrued interest. The Company issued 3,000,000 shares of common stock to Jay Nussbaum in full settlement of the $1,500,000 principal balance and settled $88,212 accrued interest in cash.

The Company analyzed the conversion option in the notes for derivative accounting treatment under ASC Topic 815, “Derivatives and Hedging,” and determined that the instrument does not qualify for derivative accounting.

The Company therefore performed an analysis to determine if the conversion option was subject to a beneficial conversion feature and determined that the instrument does not have a beneficial conversion feature.

The following table sets forth, by level within the fair value hierarchy, the Company’s financial liabilities that were accounted for at fair value as of December 31, 2018 and December 31, 2017:

	Level 1	Level 2	Level 3	Total
LIABILITIES:
Derivative liabilities as of December 31, 2018	$0	$0	$0	$0
Derivative liabilities as of December 31, 2017	$0	$0	$0	$0

The following table represents the change in the fair value of the derivative liabilities during the years ended December 31, 2018 and 2017:

Fair value of derivative liabilities as of December 31, 2016	$1,832,013
Change in fair value of derivative liabilities	(1,831,635)
Gain on extinguishment of debt	(378)
Fair value of derivative liabilities as of December 31, 2017	$0
Change in fair value of derivative liabilities	(0)
Fair value of derivative liabilities as of December 31, 2018	$0

The amortization of the debt discount is $0 and $1,409,790 for the years ended December 31, 2018 and 2017, respectively.